Income tax benefit - Summary of Income tax benefit (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	$ (6,344)	$ (10,869)	$ (12,155)
Tax at the statutory tax rate of 27.5% (2017: 27.5%, 2016: 30%)	(1,745)	(2,989)	(3,646)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Impact of foreign tax rate differential			44
Research and Development claim	605	1,282	1,479
Capitalised expenses		234	79
Employee option plan	46	131	112
Gain/loss on revaluation of contingent consideration	(402)	210
Other non-deductible expenses		5	(317)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income	(1,496)	(1,127)	(2,249)
Prior year tax losses not recognised now recouped		(1)
Tax losses and timing differences not recognised	1,191	929	2,249
Income tax benefit	(305)	(199)
Australia [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	50,331	49,131	59,909
Potential tax benefit	13,841	13,513	17,973
US [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	2,525	2,173	2,100
Potential tax benefit	$ 530	$ 456	$ 714